Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Profit	€ 47.4	€ 22.3
Taxation	17.4	17.6
Net financing costs	12.0	14.8
Depreciation and amortisation expense	17.8	16.6
EBITDA	94.6	71.3
Exceptional items	20.6	46.6
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	20.6	46.6
Other add-backs	4.7	4.2
Adjusted EBITDA	€ 119.9	€ 122.1